Summary of significant accounting policies (Details Narrative) - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accumulated other comprehensive income	¥ 7,082,011		¥ 2,834,688
Allowance for prepaid services fees	0
Allowance for other receivables and prepaid expenses	0
Government subsidies	460,382	¥ 1,267,476
Input VAT credit	150,777	¥ 133,374
Right of use assets	434,414
Lease liabilities	¥ 504,345
Weighted average discount rate	7.00%
Total expenses	¥ 356,265
Antidilutive shares	0
Shanghai Weimu [Member]
Noncontrolling interests	42.00%
Viwo Tech [Member]
Noncontrolling interests	45.00%
Year End Translation Rates [Member] | United States of America, Dollars
Foreign currency transactions	0.1384		0.1436
Average Translation Rates [Member] | United States of America, Dollars
Foreign currency transactions	0.1444	0.1542